NATURE OF BUSINESS	12 Months Ended
Dec. 31, 2021
NATURE OF BUSINESS [Abstract]
NATURE OF BUSINESS
1.	NATURE OF BUSINESS

Nordic American Tankers Limited (“NAT”) was formed on June 12, 1995 under the laws of the Islands of Bermuda. The Company’s shares trade under the symbol “NAT” on the New York Stock Exchange. The Company was formed for the purpose of acquiring and chartering out double-hull tankers.

The Company is an international tanker company that has a fleet of 24 Suezmax tankers (including 2 newbuildings) as of December 31, 2021. The Company ordered two newbuildings in 2020 for delivery in May and June 2022 from Samsung shipyard in South Korea and has disposed of one vessel in 2021. The active fleet of 22 vessels that the Company operated per December 31, 2021, are considered homogeneous and interchangeable as they have approximately the same freight capacity and ability to transport the same type of cargo. The vessels are predominantly employed in the spot market, together with one vessel currently on a longer term time charter agreement expiring in late 2022 or later. The two newbuildings that will be delivered in May and June 2022 will both be chartered out on six-year timecharter agreements commencing upon delivery from the shipyard.

The Company’s Fleet

The Company’s fleet as of December 31, 2021, consists of 24 Suezmax crude oil tankers (including 2 newbuildings) of which the vast majority have been built in Korea.

Vessel	Built in	Deadweight Tons	Delivered to NAT in
Nordic Freedom	2005	159,331	2005
Nordic Moon	2002	160,305	2006
Nordic Apollo	2003	159,998	2006
Nordic Cosmos	2003	159,999	2006
Nordic Grace (1)	2002	149,921	2009
Nordic Mistral (1)	2002	164,236	2009
Nordic Passat (1)	2002	164,274	2010
Nordic Vega	2010	163,940	2010
Nordic Breeze	2011	158,597	2011
Nordic Zenith	2011	158,645	2011
Nordic Sprinter	2005	159,089	2014
Nordic Skier	2005	159,089	2014
Nordic Light	2010	158,475	2015
Nordic Cross	2010	158,475	2015
Nordic Luna	2004	150,037	2016
Nordic Castor	2004	150,249	2016
Nordic Pollux	2003	150,103	2016
Nordic Star	2016	157,738	2016
Nordic Space	2017	157,582	2017
Nordic Tellus	2018	157,407	2018
Nordic Aquarius	2018	157,338	2018
Nordic Cygnus	2018	157,526	2018
Newbuilding (2)	2022	156,800	-
Newbuilding (2)	2022	156,800	-

(1)	Vessel sold in 2022
(2)	Vessel under construction per December 31, 2021, with expected delivery in 2022